Core Bond Class [Member] Average Annual Total Returns - Core Bond Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Core Bond Class
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	(0.47%)	2.05%
Core Bond Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	(1.82%)	0.70%
Core Bond Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	(0.92%)	1.01%